Stockholders’ Deficit - Schedule of Warrants Transactions (Details) - Warrant [Member] - USD ($)				3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding, Ending Balance (in Shares)	5,530,198	1,844,781	1,844,781	12,397,054	5,530,198	1,844,781
Weighted Average Strike Price/Share, Outstanding, Ending Balance	$ 0.55	$ 9.84	$ 9.84	$ 1.08	$ 0.55	$ 9.84
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending Balance	9 years 8 months 4 days	6 months 18 days	1 year 4 months 20 days	9 years 8 months 8 days	9 years 8 months 4 days	6 months 18 days
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 0.55	$ 1.36	$ 1.36	$ 0.34	$ 0.55	$ 1.36
Weighted Average Intrinsic Value, Outstanding, Ending Balance (in Dollars)	$ 0.39			$ 0.04	$ 0.39
Number of Shares, Exercisable (in Shares)	5,530,198	1,844,781		12,397,054	5,530,198	1,844,781
Weighted Average Strike Price/Share, Exercisable	$ 0.55	$ 9.84		$ 1.08	$ 0.55	$ 9.84
Weighted Average Remaining Contractual Term (Years), Exercisable				9 years 8 months 8 days	9 years 8 months 4 days	6 months 18 days
Weighted Average Grant Date Fair Value, Exercisable	$ 0.55	$ 1.36		$ 0.34	$ 0.55	$ 1.36
Weighted Average Intrinsic Value, Exercisable (in Dollars)	$ 0.39			$ 0.04	$ 0.39
Number of Shares, Non-exercisable (in Shares)
Weighted Average Strike Price/Share, Non-exercisable
Weighted Average Remaining Contractual Term (Years), Non-exercisable
Weighted Average Grant Date Fair Value, Non-exercisable
Weighted Average Intrinsic Value, Non-exercisable (in Dollars)
Number of Shares, Granted (in Shares)				6,866,856	5,530,198
Weighted Average Strike Price/Share, Granted				$ 1.5	$ 0.55
Weighted Average Remaining Contractual Term (Years), Granted				9 years 9 months 14 days	9 years 8 months 4 days
Weighted Average Grant Date Fair Value, Granted				$ 0.17	$ 0.55
Weighted Average Intrinsic Value, Granted (in Dollars)					$ 0.39
Number of Shares, Exercised (in Shares)					165,622
Weighted Average Strike Price/Share, Exercised					$ 0.006
Weighted Average Remaining Contractual Term (Years), Exercised					9 months
Weighted Average Grant Date Fair Value, Exercised					$ 9.06
Weighted Average Intrinsic Value, Exercised (in Dollars)					$ 1.48
Number of Shares, Expired (in Shares)					(1,679,159)
Weighted Average Strike Price/Share, Expired					$ 10.98
Weighted Average Remaining Contractual Term (Years), Expired
Weighted Average Grant Date Fair Value, Expired					$ 7.55
Weighted Average Intrinsic Value, Expired (in Dollars)